UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06071

DWS Institutional Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 12/31/06

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2006 (Unaudited)

DWS Inflation Protected Plus Fund

	Principal Amount ($)	Value ($)

US Treasury Obligations 94.0%
US Treasury Bill, 4.95% *, 1/18/2007 (a)	278,000	277,350
US Treasury Inflation-Indexed Bonds:
2.375%, 1/15/2025	6,424,560	6,396,202
3.375%, 4/15/2032	1,989,925	2,403,768
3.875%, 4/15/2029	184,164	231,917
US Treasury Inflation-Indexed Notes:
0.875%, 4/15/2010	1,598,100	1,515,074

1.625%, 1/15/2015				6,484,879	6,103,892
3.625%, 1/15/2008				7,933,246	8,017,846

Total US Treasury Obligations (Cost $25,068,449)					24,946,049
				Shares	Value ($)

Cash Equivalents 4.0%
Cash Management QP Trust, 5.46% (b) (Cost $1,073,224)				1,073,224	1,073,224
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 26,141,673)				98.0	26,019,273
Other Assets and Liabilities, Net				2.0	526,815

Net Assets				100.0	26,546,088

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Annualized yield at time of purchase; not a coupon rate.
(a)				At December 31, 2006, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(b)				Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
At December 31, 2006, open future contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

10 Year Federal Republic of Germany Bond	3/8/2007	22	3,449,255	3,369,639	(79,616)
10-Year US Treasury Note	3/21/2007	16	1,738,049	1,719,500	(18,549)
Total net unrealized depreciation					(98,165)

At December 31, 2006, open future contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

10 Year Australian Bond	3/15/2007	19	1,543,431	1,513,792	29,639
10 Year Canadian Government Bond	3/21/2007	2	197,118	195,206	1,912
2 Year Federal Republic of Germany Bond	3/8/2007	25	3,431,751	3,414,475	17,276

2 Year US Treasury Note	3/30/2007	7	1,432,792	1,428,219	4,573
United Kingdom Treasury Bond	3/28/2007	9	1,930,117	1,905,468	24,649
Total net unrealized appreciation					78,049

The Fund had the following open forward foreign currency exchange contracts at December 31, 2006.

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Appreciation
USD	584,188	AUD	748,000	3/20/2007	4,947
CHF	2,926,000	USD	2,434,134	3/20/2007	15,626
USD	739,104	EUR	558,000	3/20/2007	143
JPY	381,754,000	USD	3,284,583	3/20/2007	42,801
NOK	3,625,000	USD	589,354	3/20/2007	5,996
USD	109,200	SEK	746,000	3/20/2007	296
USD	1,438,793	SGD	2,204,000	3/20/2007	4,075
Total unrealized appreciation					73,884

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Depreciation
USD	333,336	CAD	384,000	3/20/2007	(3,276)
USD	1,820,406	GBP	927,000	3/20/2007	(4,813)
Total unrealized depreciation					(8,089)

Currency Abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	USD	United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Inflation Protected Plus Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Inflation Protected Plus Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 February 22, 2007